The Hartford Mutual Funds, Inc.

Form N-CEN

Item G.1.a.ii.  Provision for Financial Support

Fund: Hartford Multi-Asset Income Fund

On August 2, 2024, Wellington Management Company LLP ("Wellington Management"), sub-adviser to the Hartford Multi-Asset Income Fund (the Fund), reimbursed the Fund in the amount of $423,638 due to a trade error.